Segments, Customers and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2024
Geographic Areas, Revenues from External Customers [Abstract]
Schedule of Segment Reporting Information by Segment
	Year ended December 31,
	2024	2023	2022
	$ thousands	$ thousands	$ thousands

Revenues:	394,190	347,179	295,173
Cost of revenues	257,339	227,310	202,110
Gross profit	136,851	119,869	93,063
Less:
Employee related (1)	65,111	59,729	54,930
Other segment items (2)	33,013	38,930	49,070
Financial and other expenses, net	11,474	8,468	6,306
Taxes on income	3,190	6,522	2,446

Net income (loss)	24,063	6,220	(19,689)

(1) Employee related includes employee salaries and commissions, payroll taxes, benefits, and outsourced labor costs.
(2) Other segment items include consulting and professional services, depreciation of property and equipment, amortization of intangible assets, share-based compensation expenses, acquisition and integration related charges, marketing expenses, finance and legal expenses, travel expenses, subcontractors costs, software and subscription costs, overhead expenses and restructuring and related charges.

Schedule of Revenues and Long Lived Assets by Region
	Year ended December 31,
	2024	2023	2022
	$ thousands	$ thousands	$ thousands

Revenues:

North America (*)	89,945	95,573	67,108
EMEA (**)	64,958	62,023	62,233
Asia-Pacific	34,530	35,033	32,970
India	167,550	107,354	80,957
Latin America	37,207	47,196	51,905

	394,190	347,179	295,173

(*)	As of December 31, 2024, 2023 and 2022, 97%, 94% and 87% represent revenues in the United States.

(**)
Including Europe, Middle East and Africa. Revenues from sales in Israel for the years ended December 31, 2024, 2023 and 2022, amounted to $5,182 thousand, $4,151 thousand, and $2,896 thousand, respectively.

	December 31,	December 31,
	2024	2023
	$ thousands	$ thousands

Long-lived assets, net:

Israel	43,679	40,672
Others	9,787	8,824
Total long-lived assets, net (*)	53,466	49,496

(*)	Long-lived assets are comprised of property and equipment, net and operating lease right-of-use assets.